SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Results of Operations

For the six months ended June 30, 2024

	Marketing services	Social commerce	Other	Total

Revenue	3,895,582	128,411	—	4,023,993

Cost of revenues	(2,858,033)	(553,356)	—	(3,411,389)

Marketing expenses	(82,601)	—	(124,422)	(207,023)

General and administrative expenses	(1,052,595)	—	(2,326,168)	(3,378,763)

Other expenses, net	(83,814)	—	(281,477)	(365,291)

Loss before income taxes	(181,461)	(424,945)	(2,732,067)	(3,338,473)

Provision for income taxes	—	—	—	—

Net loss	(181,461)	(424,945)	(2,732,067)	(3,338,473)

Financial Position

As of June 30, 2024

	Marketing services	Social commerce	Other	Total

Current assets	3,070,126	—	3,646,457	6,716,583
Non-current assets	304,699	—	127,054	431,753
Total assets	3,374,825	—	3,773,511	7,148,336

Current liabilities	(4,200,938)	—	(1,700,835)	(5,901,773)
Non-current liabilities	(234,036)	—	—	(234,036)
Total liabilities	(4,434,974)	—	(1,700,835)	(6,135,809)

Net (liabilities) assets	(1,060,149)	—	2,072,676	1,012,527

Results of Operations

For the six months ended June 30, 2023

	Marketing services	Social commerce	Other	Total

Revenue	3,526,757	—	—	3,526,757

Cost of revenues	(2,768,829)	—	—	(2,768,829)

Marketing expenses	(85,043)	—	—	(85,043)

General and administrative expenses	(965,566)	—	(1,894,337)	(2,859,903)

Other expenses	(89,003)	—	(43,075)	(132,078)

Loss before income taxes	(381,684)	—	(1,937,412)	(2,319,096)

Provision for income taxes	-	—	—	—

Net loss	(381,684)	—	(1,937,412)	(2,319,096)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Other	Total

Current assets	3,557,743	—	6,433,919	9,991,662
Non-current assets	53,752	—	37,333	91,085
Total assets	3,611,495	—	6,471,252	10,082,747

Current liabilities	(3,451,510)	—	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	—	—	(208,116)
Total liabilities	(3,659,626)	—	(2,230,098)	(5,889,724)

Net (liabilities) assets	(48,131)	—	4,241,154	4,193,023

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS
	Six months ended June 30,
Revenue from external customers as of	2024	2023
HK SAR	$2,814,212	$2,377,608
Taiwan	1,209,781	1,149,149
	$4,023,993	$3,526,757